SHORT TERM NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHORT TERM NOTES PAYABLE
SHORT TERM NOTES PAYABLE

8. SHORT TERM NOTES PAYABLE

On July 4, 2022, the Company entered into a premium finance agreement to finance its insurance policies totaling $123,889. Monthly payments of $11,409 are due on the note, including interest incurred at a rate of 5.0%. The note, which matures on May 4, 2023, had an outstanding balance of $89,947 as of September 30, 2022.

On July 4, 2021, the Company entered into a premium finance agreement to finance its insurance policies totaling $117,560. The note required monthly payments of $11,968, including interest at 4.3%, until it matured in April of 2022. As of September 30, 2022, the outstanding balance was nil.

During 2019, the Company issued promissory notes to Mr. Cartwright totaling $45,829. The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds. As of September 30, 2022, the balance on the notes was $17,154.

On December 21, 2016 and January 19, 2017, the Company issued promissory notes to Mr. Fowler, in the amounts of approximately $12,500 and $13,900. The notes were initially issued with 0% interest and then went into default with an interest rate of 18%. As part of the March 22, 2021 exchange agreement these notes were combined into one short term note payable of $26,400 and $18,718 in principal and interest of the two previous notes, respectively, for a total balance of $45,118. The aforementioned agreement brought the note current. The note carried a monthly payment of $3,850, including interest at 6.0%, until it matured in March of 2022. As of September 30, 2022, the outstanding balance was nil.

The following table summarizes short-term notes payable, including related parties:

	Short-term notes payable, including related parties
	September 30, 2022	December 31, 2021
Dr. Cartwright	$17	$34
Mr. Fowler	-	6
Premium Finance (insurance)	90	48
Short-term notes payable	$107	$88

The short-term notes payable due to related parties was $17,154 at September 30, 2022 and $39,900 of the $87,514 balance at December 31, 2021.

8.   NOTES PAYABLE

Notes Payable in Default

At December 31, 2021 and 2020, the Company maintained notes payable to both related and non-related parties totaling approximately nil and $329,000, respectively. These notes are short term, straight-line amortizing notes. The notes carried annual interest rates between 0% and 10% and have default rates as high as 20%. As described in Note 4: “Stockholders’ Deficit,” certain notes payable in default outstanding had been exchanged for equity and cash as described in the note.

During the year ended December 31, 2021, the Company obtained a legal opinion as to how the applicable statute of limitations effects the status of the note payable due to Mr. Mermelstein and determined that the Company can no longer be required to repay the note as of December 31, 2021. As a result of the opinion, the note payable of $285,244 and accrued interest of $32,945 was written off during the third quarter of 2021.

During 2021, notes payable of $1,000 due to Dr. Cartwright were paid off and notes payable of $26,000 due to Mr. Fowler were brought current and not in default. The note payable to GPB was exchanged as described in Note 9, “Convertible Debt”.

The following table summarizes notes payable in default, including related parties (in thousands):

	Notes payable in default, including related parties
	December 31, 2021	December 31, 2020
Mr. Mermelstein	$-	$285
Dr. Cartwright	-	1
Mr. Fowler	-	26
GPB	-	17
Notes payable in default	$-	$329

The notes payable in default to related parties was $27,000 of the $329,000 balance as of December 31, 2020.

Short Term Notes Payable

At December 31, 2021 and 2020, the Company maintained short term notes payable to both related and non-related parties totaling $165,000 and $96,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 4.3% and 6% (16% to 18% in the event of default).

On July 4, 2021, the Company entered into a premium finance agreement to finance its insurance policies totaling $117,560. The note requires monthly payments of $11,968, including interest at 4.3% and matured in April 2022. As of December 31, 2021, the balance owed was $47,615.

On July 4, 2020, the Company entered into a premium finance agreement to finance its insurance policies totaling $109,000. The note requires monthly payments of $11,299, including interest at 4.968% and matured in April 2021. As of December 31, 2021, the balance was paid.

During 2019, the Company issued promissory notes to Dr. Cartwright and Dr. Faupel, in the amounts of approximately $41,000 and $5,000, respectively. The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after the Company received $1,000,000 in financing proceeds.

On December 21, 2016 and January 19, 2017, the Company issued promissory notes to Mr. Fowler, in the amounts of approximately $12,500 and $13,900. The notes were initially issued with 0% interest and then went into default with an interest rate of 18%. During the year ended December 31, 2021, the Company entered into an exchange agreement with Mr. Fowler, which combined the notes into one short term note payable of $26,400 and $18,718 in principal and interest of the two previous notes, respectively, for the total balance of $45,118. The agreement brought the note current and will accrue interest at a rate of 6.0%. The note carries a monthly payment of $3,850. As of December 31, 2021, the outstanding principal balance on the note was $5,759. At December 31, 2020 this note was recorded in the Notes payable in default section of the consolidated Balance Sheet.

The following table summarizes short-term notes payable, including related parties:

	Short-term notes payable, including related parties
	December 31, 2021	December 31, 2020
Dr. Cartwright	$34	$46
Dr. Faupel	-	5
Mr. Fowler	6	-
Premium Finance (insurance)	48	45
Short-term notes payable	$88	$96

The short-term notes payable due to related parties was $40,000 of the $88,000 balance at December 31, 2021 and $51,000 of the $96,000 balance at December 31, 2020.